Long-Term Receivables and Other (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Foreign exchange loss	$ (13,335)	$ (6,091)
Investment income	11,024
Lindero Project [member]
Disclosure of fair value measurement of assets [line items]
Foreign exchange loss	$ 12,137	$ 2,769